INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Increase in prior period provision	$ 10
Increase in uncertain tax provisions, gross	155
Current and non-current income tax assets	70	$ 73
Deferred tax assets	228	186
Deferred tax liabilities	115	127
Non-recognized losses	9,260	9,212
Lease liabilities
Income taxes
Deferred tax assets	146
Right-of-use assets
Income taxes
Deferred tax liabilities	23
Pakistan Mobile Communications Limited
Income taxes
Estimated financial effect of contingent liabilities	158	175
Luxembourg
Income taxes
Non-recognized losses	6,431	6,285
Netherlands
Income taxes
Non-recognized losses	2,360	2,659
Russian, Algerian and Pakistan
Income taxes
Deferred tax liabilities	98	60
Foreign subsidiaries outside Netherlands
Income taxes
Undistributed earnings of VEON's foreign subsidiaries	$ 7,404	$ 5,241